Borrowings	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Borrowings
Borrowings

7. Borrowings

	31 March	30 September
	2021	2020
	£	£
Current liabilities
Bridging finance	—	800,000
Convertible loan notes B	3,500,000	3,425,854
	3,500,000	4,225,854
Non-current Liabilities
Future fund loan	8,814,849	—
Convertible loan notes C	2,037,260	—
Fair value
Bridging finance	—	800,000
Convertible loan notes A (classified as equity)	1,000,000	1,000,000
Convertible loan notes B	3,500,000	3,425,854
Future fund loan	8,814,849	—
Convertible loan notes C	2,037,260	—
	15,352,109	5,225,854

Bridging Finance

The Group received a £800,000 loan from Evolution Equity Capital Limited in the period ended 30 September 2020. The loan attract interest at 0% and was fully repaid post year end.

Convertible loan notes A (“CLNA”)

The Group issued £1,000,000 CLNAs on 22 March 2018. The CLNAs have a 0% interest rate and are not redeemable unless otherwise agreed in writing by the Group and Lender. As the CLNA attract no interest and are not redeemable without the written agreement of the Group, the Group has no obligation to deliver cash or another financial asset to the loan holder. Therefore, the CLNAs have been treated as equity in accordance with IAS 32.

Convertible loan notes B (“CLNB”)

The Group issued £3,000,000 CLNBs on 21 June 2019 and issued a further £500,000 in the year ended 30 September 2020. The CLNBs have a 0% interest rate and are redeemable at the principal amount plus an amount equal to 20% of such principal amount at any time on or after the maturity date. The CLNBs are convertible at any time after the maturity date or upon an exit event for a variable number of ordinary shares. As the CLNB are redeemable at the want of the note holders and convert into a variable number of equity instruments, they have been treated as a financial liability in accordance with IAS 32.

7. Borrowings (continued)

Future Fund Loan and Convertible loan notes C (“CLNC”)

The Group received an unsecured convertible loan of £8,500,000 relating to the Future Fund on 31 October 2020. The Group issued £2,000,000 CLNCs on 5 January 2021 on the same terms. Interest will be accrued annually at a rate of 8%. The loan matures in 3 years after the date of the agreement. The loan automatically converts into a variable number of shares on the company’s next qualifying financing. As the unsecured convertible loan notes convert into a variable number of equity instruments, they have been treated as a financial liability in accordance with IAS 32.

14.  Borrowings

	30 September	30 September
	2020	2019	1 January 2019
	£	£	£
Current liabilities
Bridging finance	800,000	—	—
Convertible loan notes B	3,425,854	—	—
	4,225,854	—	—
Non-current Liabilities
Convertible loan notes B	—	2,668,800	—

	30 September	30 September
	2020	2019	1 January 2019
	£	£	£
Fair value
Bridging finance	800,000	—	—
Convertible loan notes A (treated as equity)	1,000,000	1,000,000	1,000,000
Convertible loan notes B	3,425,854	2,668,800	—
	5,225,854	3,668,800	1,000,000

14.  Borrowings (continued)

Bridging Finance

The Company received a £800,000 loan from Evolution Equity Capital Limited in the year ended 30 September 2020. The loan attracted interest at 0% and was fully repaid post year end.

Convertible loan notes A (“CLNA”)

The Company issued £1,000,000 CLNAs on 22 March 2018. The CLNAs have a 0% interest rate and are not redeemable unless otherwise agreed in writing by the Company and Lender. As the CLNA attract no interest and are not redeemable without the written agreement of the Company, the Company has no obligation to deliver cash or another financial asset to the loan holder. Therefore, the CLNAs have been treated as equity in accordance with IAS 32.

Convertible loan notes B (“CLNB”)

The Company issued £3,000,000 CLNBs on 21 June 2019 and issued a further £500,000 in the year ended 30 September 2020. The CLNBs have a 0% interest rate and are redeemable at the principal amount plus an amount equal to 20% of such principal amount at any time on or after the maturity date. The CLNBs are convertible at any time after the maturity date or upon an exit event for a variable number of ordinary shares. As the CLNB are redeemable at the want of the note holders and convert into a variable number of equity instruments, they have been treated as a financial liability in accordance with IAS 32.